Commitments and Contingencies - Litigations in Progress (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩) Lawsuits
Disclosure of contingent liabilities [line items]
Estimated lawsuits | Lawsuits	66
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies and claims | ₩	₩ 45,712